Adasina Social Justice All Cap Global ETF

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited)

	Shares	Value
Common Stocks - 99.2%
Advertising - 0.4%
Ascential PLC	4,001	$20,706
Dentsu Group, Inc.	1,099	38,474
DKSH Holding AG	308	25,118
IPSOS	518	21,264
Publicis Groupe SA	1,606	108,577
Stroeer SE & Co. KGaA	173	14,372
		228,511
Agriculture - 0.2%
Darling Ingredients, Inc. (1)	1,171	80,167
Fresh Del Monte Produce, Inc.	613	20,517
		100,684
Apparel - 0.0% (3)
Kontoor Brands, Inc.	222	14,212

Auto Manufacturers - 1.5%
Autoneum Holding AG	185	36,217
BYD Co. Ltd. - H Shares	2,686	61,496
Geely Automobile Holdings Ltd.	34,275	86,819
Guangzhou Automobile Group Co. Ltd. - H Shares	94,549	81,862
Mazda Motor Corp.	4,726	41,684
Renault SA	2,825	117,433
Subaru Corp.	8,462	165,854
Suzuki Motor Corp.	2,486	109,070
Traton SE	3,169	105,309
		805,744
Auto Parts & Equipment - 2.2%
Aisin Corp.	1,266	55,429
Aptiv PLC (1)	2,053	308,812
Cooper Tire & Rubber Co.	296	17,577
Dana, Inc.	848	23,006
Denso Corp.	3,399	233,070
Fox Factory Holding Corp. (1)	113	17,569
The Furukawa Battery Co. Ltd.	1,806	26,275
Hella GmbH & Co. KGaA	237	16,485
Magna International, Inc.	1,874	188,455
Methode Electronics, Inc.	823	39,817
Musashi Seimitsu Industry Co. Ltd.	935	19,027
Sumitomo Electric Industries Ltd.	7,767	120,133
Visteon Corp. (1)	167	20,451
Weichai Power Co. Ltd. - H Shares	35,892	83,239
		1,169,345

Banks - 7.6%
1st Source Corp.	741	36,657
Absa Group Ltd.	1,571	16,275
Bank Central Asia Tbk PT	71,512	158,693
Bank Mandiri Persero Tbk PT	203,740	82,723
Bank Negara Indonesia Persero Tbk PT	20,770	7,561
Bank of Hawaii Corp.	235	21,089
Bank OZK	296	12,642
Bank Rakyat Indonesia Persero Tbk PT	365,388	104,104
BankUnited, Inc.	333	15,914
Banner Corp.	807	47,234
BOC Hong Kong Holdings Ltd.	23,316	85,916
Cadence BanCorp (1)	773	17,300
China Minsheng Banking Corp. Ltd. - H Share	323,224	171,992
CIT Group, Inc.	418	22,146
City Holding Co.	448	35,939
Community Trust Bancorp, Inc.	807	35,653
Credicorp Ltd. (1)	563	77,396
DBS Group Holdings Ltd.	11,784	270,822
DNB ASA (1)	8,329	185,655
Eagle Bancorp, Inc.	937	53,540
East West Bancorp, Inc.	3,056	228,528
FinecoBank Banca Fineco SpA (1)	1,925	32,055
First Bancorp	1,310	16,755
First Commonwealth Financial Corp.	3,255	49,313
First Financial Bankshares, Inc.	309	15,558
First Hawaiian, Inc.	593	16,699
Glacier Bancorp, Inc.	277	16,135
Grupo Elektra SAB DE CV	574	46,616
Hang Seng Bank Ltd.	5,327	113,383
Hope Bancorp, Inc.	4,189	64,092
Independent Bank Group, Inc.	223	17,561
Japan Post Bank Co. Ltd.	36,893	318,023
Kearny Financial Corp.	3,102	40,667
Laurentian Bank of Canada	356	12,858
OTP Bank Nyrt (1)	3,036	166,711
Oversea-Chinese Banking Corp. Ltd.	19,819	187,226
Paragon Banking Group PLC	4,078	28,077
Pinnacle Financial Partners, Inc.	217	19,730
Popular, Inc.	377	30,767
Prosperity Bancshares, Inc.	320	24,080
S&T Bancorp, Inc.	781	26,499
The Siam Commercial Bank PCL	19,375	63,240
Signature Bank (2)	656	163,836
South State Corp.	152	13,499
Stock Yards Bancorp, Inc.	813	43,691
SVB Financial Group (1)	393	229,076
TCF Financial Corp.	407	19,332
TrustCo Bank Corp.	1,070	41,869

UMB Financial Corp.	227	21,953
United Bankshares, Inc.	434	17,876
United Overseas Bank Ltd.	8,225	163,356
Walker & Dunlop, Inc.	223	22,643
Washington Trust Bancorp, Inc.	625	34,369
Webster Financial Corp.	222	12,583
Westamerica BanCorp	481	30,173
Western Alliance Bancorp	1,751	175,117
Wintrust Financial Corp.	287	23,081
Zions Bancorp N.A.	647	37,448
		4,043,726
Beverages - 0.3%
Arca Continental SAB de CV	4,543	25,189
Asahi Group Holdings Ltd.	749	36,301
Becle SAB de CV	7,589	18,947
Carlsberg AS - Class B	169	31,060
Kirin Holdings Co. Ltd.	1,314	26,501
		137,998
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (1)	902	159,248
Alnylam Pharmaceuticals, Inc. (1)	342	48,561
Biogen, Inc. (1)	718	192,051
BioMarin Pharmaceutical, Inc. (1)	1,378	106,519
Blueprint Medicines Corp. (1)	155	14,159
Esperion Therapeutics, Inc. (1)	738	14,694
Exact Sciences Corp. (1)(2)	295	32,606
Exelixis, Inc. (1)	370	8,343
Halozyme Therapeutics, Inc. (1)(2)	587	24,308
Incyte Corp. (1)	1,340	112,265
Innoviva, Inc. (1)	999	13,437
Inovio Pharmaceuticals, Inc. (1)(2)	1,879	14,186
Ionis Pharmaceuticals, Inc. (1)	304	11,324
Moderna, Inc. (1)	323	59,758
NeoGenomics, Inc. (1)	357	14,648
PureTech Health PLC (1)	4,872	27,493
Radius Health, Inc. (1)	1,093	21,084
REGENXBIO, Inc. (1)	640	22,573
Royalty Pharma PLC - Class A	2,687	107,802
Seagen, Inc. (1)	471	73,170
Vertex Pharmaceuticals, Inc. (1)	1,166	243,263
		1,321,492

Building Materials - 1.1%
American Woodmark Corp. (1)	600	52,152
Apogee Enterprises, Inc.	1,255	47,703
Arbonia AG	1,572	29,168
The AZEK Co., Inc. - Class A (1)	370	16,106
Forbo Holding AG	10	20,043
Fortune Brands Home & Security, Inc.	2,113	217,977
Ibstock PLC	6,202	20,172
Imerys SA	524	27,371
Investment AB Latour - Class B	1,089	36,824
Lixil Corp.	1,603	43,539
ROCKWOOL International A/S - Class B	68	33,750
Simpson Manufacturing Co., Inc.	424	47,624
		592,429
Chemicals - 0.8%
IMCD NV	262	42,639
Kansai Paint Co. Ltd.	718	19,475
Mitsubishi Chemical Holdings Corp.	8,200	66,554
Nippon Paint Holdings Co. Ltd.	4,959	72,463
Nissan Chemical Corp.	430	22,600
Orion Engineered Carbons SA (1)	1,615	32,688
Rogers Corp. (1)	108	20,234
Sensient Technologies Corp.	546	47,365
Showa Denko KK	786	24,908
Symrise AG	459	61,085
		410,011
Commercial Services - 4.4%
ALD SA	1,487	22,787
ASGN, Inc. (1)	351	36,185
Automatic Data Processing, Inc.	2,195	430,264
Bangkok Expressway & Metro PCL	51,863	13,360
BeNext-Yumeshin Group Co.	2,406	28,157
The Bidvest Group Ltd.	1,221	17,225
Bravida Holding AB	2,320	35,127
Bright Horizons Family Solutions, Inc. (1)	177	24,467
Cardtronics PLC (1)	599	23,319
Chegg, Inc. (1)	616	47,377
Colliers International Group, Inc.	318	35,335
CorVel Corp. (1)	93	11,588
CoStar Group, Inc. (1)(2)	144	122,976
Element Fleet Management Corp.	2,377	26,879
EML Payments Ltd. (1)	5,263	13,877
Euromoney Institutional Investor PLC	1,243	18,717
Euronet Worldwide, Inc. (1)	241	36,063
EVERTEC, Inc.	518	22,548
FTI Consulting, Inc. (1)	148	20,357
Gartner, Inc. (1)	390	90,418
GMO Payment Gateway, Inc.	149	17,884
Gruppo MutuiOnline SpA	252	12,816

HealthEquity, Inc. (1)	214	17,788
Herc Holdings, Inc. (1)	167	19,208
Huron Consulting Group, Inc. (1)	571	31,239
IHS Markit Ltd.	2,235	235,368
Insource Co. Ltd.	916	18,174
Insperity, Inc.	256	23,601
ISS A/S	587	12,495
Jiangsu Expressway Co. Ltd. - H Shares	18,187	21,886
Korn Ferry	444	29,042
LiveRamp Holdings, Inc. (1)	229	11,505
MarketAxess Holdings, Inc.	55	25,660
Medifast, Inc.	74	24,586
Monro, Inc.	222	13,839
Moody’s Corp.	725	243,129
Outsourcing, Inc.	3,067	56,055
Recruit Holdings Co. Ltd.	966	49,690
Robert Half International, Inc.	663	58,868
Savills PLC	1,531	25,767
TAL Education Group - Class A - ADR (1)	517	20,664
Terminix Global Holdings, Inc. (1)	546	26,940
Triton International Ltd	535	29,024
Verisk Analytics, Inc.	1,153	199,273
WEX, Inc. (1)	170	33,305
Worldline SA (1)	125	12,018
WW International, Inc. (1)	507	19,925
		2,366,775
Computers - 2.0%
Amdocs Ltd.	2,249	175,647
Atos SE	524	35,069
Bechtle AG	259	50,149
CANCOM SE	185	10,977
Check Point Software Technologies Ltd. (1)	1,049	122,712
Computacenter PLC	370	14,091
CyberArk Software Ltd. (1)	209	26,447
EPAM Systems, Inc. (1)	69	32,954
ExlService Holdings, Inc. (1)	220	22,436
FDM Group Holdings PLC	1,591	22,423
Fortinet, Inc. (1)(2)	397	86,760
Genpact Ltd.	1,304	59,645
Infosys Ltd. - ADR	1,245	24,078
Insight Enterprises, Inc. (1)	324	33,851
Jenoptik AG	708	21,009
Lenovo Group Ltd.	20,046	24,149
Lumentum Holdings, Inc. (1)(2)	185	15,053
Maximus, Inc.	572	53,007
NetScout Systems, Inc. (1)	864	25,402
PAX Global Technology Ltd.	18,750	23,433
Pure Storage, Inc. (1)	777	14,802
Rapid7, Inc. (1)	221	18,487

S&T AG	999	25,069
Softcat PLC	513	13,303
Sopra Steria Group SACA	74	13,693
Stratasys Ltd. (1)	851	19,649
Sykes Enterprises, Inc. (1)	1,436	60,197
TietoEVRY Oyj	585	19,084
TTEC Holdings, Inc. (2)	259	28,078
		1,091,654
Cosmetics & Personal Care - 0.3%
Kao Corp.	2,049	125,986
Kose Corp.	120	19,183
		145,169
Distribution & Wholesale - 0.8%
AddTech AB - Class B (1)	1,624	26,736
H&E Equipment Services, Inc.	1,284	48,022
IAA, Inc. (1)	498	28,371
Inchcape PLC	1,233	13,680
KAR Auction Services, Inc. (1)(2)	1,198	21,492
MARR SpA	471	11,693
Munters Group AB	3,066	31,832
Pool Corp.	385	168,072
Resideo Technologies, Inc. (1)	648	19,375
Seven Group Holdings Ltd.	777	12,190
Sojitz Corp.	5,723	17,797
Toyota Tsusho Corp.	527	24,152
		423,412
Diversified Financial Services - 6.8%
Air Lease Corp.	415	19,530
Ally Financial, Inc.	3,645	199,418
American Express Co.	2,901	464,537
Amundi SA	207	18,395
Avanza Bank Holding AB	597	19,922
Blucora, Inc. (1)	795	13,785
Brightsphere Investment Group, Inc.	1,775	39,529
CITIC Securities Co. Ltd. - H Share	25,390	70,169
CMC Markets PLC	1,882	13,022
CME Group, Inc. - Class A	1,964	429,645
Collector AB (1)	3,172	11,824
Columbia Financial, Inc. (1)	2,063	36,659
Credit Acceptance Corp. (1)	45	20,136
CSC Financial Co. Ltd. - H Shares (1)	21,873	28,350
DWS Group GmbH & Co. KGaA	296	14,048
ECN Capital Corp.	6,605	45,983
Evercore, Inc. - Class A	190	27,713
First National Financial Corp.	642	27,630
Guotai Junan Securities Co. Ltd. - H Share (1)	48,630	73,182
Haitong Securities Co. Ltd. - H Share (1)	75,978	72,733
Intrum AB	351	12,388
KB Financial Group, Inc. - ADR	784	40,368

Mastercard, Inc. - Class A	1,657	597,481
Muangthai Capital PCL	3,720	7,321
Old Mutual Ltd.	13,416	13,916
OneMain Holdings, Inc.	640	37,018
PRA Group, Inc. (1)	370	14,404
Resurs Holding AB	1,813	9,784
SBI Holdings, Inc.	737	18,818
Singapore Exchange Ltd.	4,779	37,526
Stifel Financial Corp.	481	33,324
Synchrony Financial	4,250	201,492
TMX Group Ltd.	354	39,368
Visa, Inc. - Class A (2)	3,903	887,152
Vontobel Holding AG	309	24,101
		3,620,671
Electric - 0.0% (3)
Gunkul Engineering PCL	156,395	17,917

Electrical Components & Equipment - 0.7%
Belden, Inc.	481	24,339
Energizer Holdings, Inc. (2)	518	23,849
EnerSys	222	20,921
Generac Holdings, Inc. (1)	357	117,353
Littelfuse, Inc.	194	50,680
Novanta, Inc. (1)	111	15,426
SMA Solar Technology AG	303	16,897
Universal Display Corp.	473	102,102
		371,567
Electronics - 2.8%
Advanced Energy Industries, Inc.	189	19,280
Allegion PLC	1,861	261,433
Arrow Electronics, Inc. (1)	715	86,036
AT&S Austria Technologie & Systemtechnik AG (1)	652	23,787
Avnet, Inc.	742	32,693
Badger Meter, Inc. (2)	227	21,694
Brady Corp. - Class A	259	14,823
Dexerials Corp.	1,018	20,772
FARO Technologies, Inc. (1)	645	48,794
II-VI, Inc. (1)	303	20,413
Itron, Inc. (1)(2)	148	14,112
KCE Electronics PCL	8,153	18,263
Keysight Technologies, Inc. (1)	1,892	269,383
Knowles Corp. (1)	3,469	71,253
National Instruments Corp.	728	29,702
NKT A/S (1)	620	28,091
Sanmina Corp. (1)	399	16,802
Sensata Technologies Holding PLC (1)	948	56,340
SYNNEX Corp.	252	31,903
Trimble, Inc. (1)	3,429	266,742
TTM Technologies, Inc. (1)	4,640	70,296

Vontier Corp.	443	15,540
Waters Corp. (1)	180	58,005
		1,496,157
Energy - Alternate Sources - 0.0% (3)
Plug Power, Inc. (1)	618	18,973

Engineering & Construction - 3.2%
Ackermans & van Haaren NV	555	89,985
Aecon Group, Inc.	3,774	57,297
Aena SME SA (1)	876	152,595
Alten SA	185	22,648
Bilfinger SE	843	27,541
China Railway Group Ltd. - H Shares (1)	527,023	278,399
China Tower Corp. Ltd. - H Shares	1,569,738	214,382
Comfort Systems USA, Inc.	421	34,901
Dycom Industries, Inc. (1)(2)	244	18,280
Exponent, Inc.	456	41,601
Grupo Aeroportuario del Pacifico SAB de CV - Class B	1,332	14,011
Grupo Aeroportuario del Sureste SAB de CV - Series B (1)	710	12,532
Infrastrutture Wireless Italiane SpA	8,277	92,659
Jasa Marga Persero Tbk PT	55,802	15,157
Jasmine Broadband Internet Infrastructure Fund	61,504	18,992
Kajima Corp.	3,336	46,411
Obayashi Corp.	4,075	34,757
PP Persero Tbk PT	151,022	11,576
Shimizu Corp.	4,183	34,156
Skanska AB - Class B	8,066	227,583
SNC-Lavalin Group, Inc.	748	20,558
SPIE SA	1,672	40,103
Stantec, Inc.	1,050	46,972
Taisei Corp.	1,486	52,630
Takuma Co. Ltd.	1,428	24,502
TopBuild Corp. (1)	151	29,906
Waskita Karya Persero Tbk PT	165,633	11,885
YIT Oyj	2,550	15,811
		1,687,830

Entertainment - 0.9%
Evolution AB	80	14,937
Flutter Entertainment PLC (1)	740	138,601
Gamesys Group PLC	765	20,229
Great Canadian Gaming Corp. (1)	505	18,432
International Game Technology PLC	1,335	32,387
Oriental Land Co. Ltd.	782	116,047
Penn National Gaming, Inc. (1)	1,032	84,593
Six Flags Entertainment Corp. (1)	438	19,898
Tokyotokeiba Co. Ltd.	352	17,412
		462,536
Environmental Control - 0.4%
Befesa SA	236	16,818
Daiseki Co. Ltd.	639	24,607
Derichebourg SA	3,183	32,647
Hitachi Zosen Corp.	4,341	28,815
Kurita Water Industries Ltd.	554	26,296
Sweco AB - Class B (1)	1,881	33,204
Tetra Tech, Inc. (2)	407	48,624
TOMRA Systems ASA	241	12,518
		223,529
Food - 2.1%
Aryzta AG (1)	14,926	20,049
Axfood AB	853	23,709
B&G Foods, Inc. (2)	1,111	33,997
Bid Corp. Ltd.	518	10,953
Empire Co. Ltd. - Class A	1,275	43,633
George Weston Ltd.	2,524	247,072
Grocery Outlet Holding Corp. (1)	222	7,563
ICA Gruppen AB	758	37,099
J Sainsbury PLC	3,922	14,770
Magnit PJSC - GDR	1,952	29,807
Metro, Inc.	3,406	164,943
Nomad Foods Ltd. (1)	1,065	32,664
The North West Co., Inc.	1,422	42,742
Orkla ASA	6,068	63,355
Saputo, Inc.	3,203	111,150
Seven & i Holdings Co. Ltd.	3,493	154,013
The Simply Good Foods Co. (1)	485	16,747
Sligro Food Group NV	380	12,151
The SPAR Group Ltd.	925	12,731
Sprouts Farmers Market, Inc. (1)	856	22,770
Tiger Brands Ltd.	1,036	16,951
Yakult Honsha Co. Ltd.	326	17,608
		1,136,477

Hand & Machine Tools - 0.4%
Franklin Electric Co., Inc.	469	39,344
Regal Beloit Corp.	303	43,096
Schindler Holding AG	504	146,488
		228,928
Healthcare - Products - 5.0%
Abbott Laboratories	5,296	617,778
Align Technology, Inc. (1)	100	59,015
Arjo AB - Class B	1,579	15,730
Avanos Medical, Inc. (1)	329	13,193
Avantor, Inc. (1)	918	29,514
Biotage AB	1,258	27,513
Bio-Techne Corp.	66	27,313
Cantel Medical Corp. (1)	185	15,046
CONMED Corp.	222	30,567
Danaher Corp.	1,805	462,333
DENTSPLY SIRONA, Inc.	1,393	93,219
DiaSorin SpA	135	23,722
Elekta AB - Class B	1,461	20,216
EssilorLuxottica SA	369	64,089
Glaukos Corp. (1)	148	10,890
Haemonetics Corp. (1)	272	15,357
Hill-Rom Holdings, Inc.	386	42,954
ICU Medical, Inc. (1)	129	26,840
IDEXX Laboratories, Inc. (1)	123	68,647
Inogen, Inc. (1)	296	18,296
Inspire Medical Systems, Inc. (1)	63	12,241
Insulet Corp. (1)	54	14,562
Integer Holdings Corp. (1)	222	20,084
Integra LifeSciences Holdings Corp. (1)	463	31,970
Intuitive Surgical, Inc. (1)	357	300,658
Koninklijke Philips NV	819	46,237
LivaNova PLC (1)	222	18,546
Luminex Corp.	592	21,839
Natera, Inc. (1)	127	11,956
Neogen Corp. (1)	320	29,539
NuVasive, Inc. (1)	333	22,711
Omnicell, Inc. (1)	199	27,661
Orthofix Medical, Inc. (1)	1,206	49,084
QIAGEN NV (1)	814	40,179
ResMed, Inc.	562	115,688
Smith & Nephew PLC	1,765	38,551
STAAR Surgical Co. (1)(2)	111	16,209
STERIS PLC (2)	497	94,857
STRATEC SE	142	20,619
Tecan Group AG	49	24,542
West Pharmaceutical Services, Inc.	92	31,971
		2,671,936

Healthcare - Services - 2.7%
Attendo AB	2,183	10,844
Bangkok Dusit Medical Services PCL	75,981	52,275
Chularat Hospital PCL	148,428	16,624
Encompass Health Corp.	346	29,683
The Ensign Group, Inc.	237	19,718
Evotec SE (1)	444	19,579
Hansa Biopharma AB (1)	676	11,324
Humana, Inc.	518	226,729
Invitae Corp. (1)	390	11,224
Laboratory Corp. of America Holdings (1)	592	162,492
LHC Group, Inc. (1)	164	32,283
MEDNAX, Inc. (1)	360	11,513
Raffles Medical Group Ltd.	36,097	29,463
Syneos Health, Inc. (1)	296	26,018
UnitedHealth Group, Inc.	1,807	744,340
Virtus Health Ltd.	2,496	11,931
WuXi AppTec Co. Ltd. - H Shares	378	7,826
		1,423,866
Holding Companies - Divers - 0.1%
Alliance Global Group, Inc.	83,737	17,870
KOC Holding AS	8,752	18,977
SeaLink Travel Group Ltd.	2,946	22,326
		59,173
Home Builders - 0.3%
Barratt Developments PLC	5,642	60,509
Installed Building Products, Inc.	148	17,553
Sekisui Chemical Co. Ltd.	1,665	29,159
Taylor Wimpey PLC	11,921	28,971
Tri Pointe Homes, Inc. (1)	912	21,997
Winnebago Industries, Inc. (2)	288	21,300
		179,489
Home Furnishings - 0.4%
iRobot Corp. (1)(2)	148	14,460
Panasonic Corp.	12,607	144,039
Sharp Corp.	1,555	29,099
		187,598
Household Products & Wares - 0.6%
ACCO Brands Corp.	3,959	36,066
Henkel AG & Co. KGaA	2,413	239,413
Reynolds Consumer Products, Inc.	893	26,915
WD-40 Co.	70	17,136
		319,530

Insurance - 9.1%
Ageas SA/NV	2,068	133,816
AIA Group Ltd.	17,711	235,492
Aon PLC	1,007	255,144
Arch Capital Group Ltd. (1)	5,627	224,461
Argo Group International Holdings Ltd.	880	47,203
Arthur J. Gallagher & Co.	1,453	213,024
ASR Nederland NV	275	11,818
Assicurazioni Generali SpA	13,716	281,448
Assurant, Inc.	354	57,047
Axis Capital Holdings Ltd.	634	34,008
Baloise Holding AG	242	40,304
Brown & Brown, Inc.	2,382	125,103
China Pacific Insurance Group Co. Ltd. - H Share	20,923	79,390
Chubb Ltd.	3,247	551,957
CNO Financial Group, Inc.	599	15,909
CNP Assurances	4,582	84,198
Dai-ichi Life Holdings, Inc.	1,708	35,853
Employers Holdings, Inc.	879	37,094
Enstar Group Ltd. (1)	62	15,741
Essent Group Ltd. (2)	296	14,161
Everest Re Group Ltd.	1,016	264,119
Hannover Rueck SE	166	29,038
The Hanover Insurance Group, Inc.	375	52,309
Harel Insurance Investments & Financial Services Ltd.	2,109	22,365
Helvetia Holding AG	218	24,487
Horace Mann Educators Corp.	1,295	51,632
iA Financial Corp., Inc.	423	24,340
Japan Post Holdings Co. Ltd.	34,715	292,998
Kemper Corp.	371	27,777
Kinsale Capital Group, Inc.	74	12,318
Lincoln National Corp.	4,350	303,586
Mapfre SA	13,452	30,774
MBIA, Inc. (1)	1,776	17,742
Mercury General Corp.	333	21,179
MGIC Investment Corp.	1,832	26,967
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	766	220,305
NN Group NV	970	49,273
Palomar Holdings, Inc. (1)	297	21,681
The People’s Insurance Co. Group of China Ltd. - H Shares	110,781	41,107
Primerica, Inc.	123	19,952
ProAssurance Corp.	895	21,793
Reinsurance Group of America, Inc.	375	47,261
RenaissanceRe Holdings Ltd.	333	51,322
RSA Insurance Group LTD.	3,675	35,651
Safety Insurance Group, Inc.	399	33,959
SCOR SE	987	32,090
SiriusPoint Ltd. (1)	4,214	44,331
Storebrand ASA	2,422	24,151

Swiss Life Holding AG	85	44,339
Swiss Re AG	1,346	130,226
Talanx AG	1,005	42,505
Tokio Marine Holdings, Inc.	525	24,685
Unipol Gruppo SpA	2,282	12,609
United Fire Group, Inc.	407	12,475
Unum Group (1)	1,035	32,054
White Mountains Insurance Group Ltd.	16	19,094
Willis Towers Watson PLC	892	233,133
		4,888,798
Internet - 2.7%
Adevinta ASA (1)	1,450	28,147
Atea ASA (1)	858	16,861
Auto Trader Group PLC	2,479	19,739
CDW Corp.	1,006	166,413
Cogent Communications Holdings, Inc.	186	14,062
F5 Networks, Inc. (1)	1,042	193,218
Fiverr International Ltd. (1)(2)	37	7,596
Grubhub, Inc. (1)	301	18,093
IAC/InterActiveCorp - Class A (1)	583	92,971
iQIYI, Inc. - Class A - ADR (1)	1,779	25,369
Meituan - Class B (1)	6,040	206,379
Mimecast Ltd. (1)	333	16,647
My EG Services Bhd (1)	33,525	15,816
Perficient, Inc. (1)	363	25,987
Proofpoint, Inc. (1)	87	15,034
Q2 Holdings, Inc. (1)	218	20,695
Rakuten Group, Inc.	5,089	59,138
Reply SpA	111	17,970
Scout24 AG	412	33,515
Shutterstock, Inc.	131	11,888
Spotify Technology SA (1)	363	87,690
Tencent Music Entertainment Group - Class A - ADR (1)	1,142	17,975
Trend Micro Inc.	389	19,808
Trip.com Group Ltd. - ADR (1)(2)	521	21,804
ValueCommerce Co. Ltd.	638	17,781
VeriSign, Inc. (1)	771	169,558
Vitec Software Group AB - B Shares	593	26,188
Wix.com Ltd. (1)	74	19,230
Z Holdings Corp.	6,654	31,801
Zendesk, Inc. (1)	321	43,868
		1,461,241
Investment Companies - 0.9%
EXOR NV	2,319	199,775
Groupe Bruxelles Lambert SA	1,253	142,255
Investor AB - A Shares	5,424	124,621
		466,651

Leisure Time - 0.2%
Beneteau SA	1,218	20,890
Planet Fitness, Inc. - Class A (1)	275	21,662
Trigano SA	37	7,739
Yamaha Motor Co. Ltd.	1,481	43,699
		93,990
Lodging - 0.7%
Choice Hotels International, Inc. (2)	484	58,520
Dalata Hotel Group PLC (1)	2,144	11,544
Extended Stay America, Inc.	2,464	48,565
Genting Malaysia Bhd	18,600	12,465
Huazhu Group Ltd. - ADR (1)	236	13,492
InterContinental Hotels Group PLC	2,290	159,780
Melco International Development Ltd.	12,190	22,145
Minor International PCL	21,266	21,436
Scandic Hotels Group AB	2,803	12,220
SKYCITY Entertainment Group Ltd.	4,335	11,251
		371,418
Machinery - Construction & Mining - 0.1%
Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Share	43,180	53,686

Machinery - Diversified - 3.0%
Altra Industrial Motion Corp.	277	18,196
Biesse SpA	704	26,070
Bucher Industries AG	76	41,595
Cognex Corp.	2,216	175,928
FANUC Corp.	168	40,497
Graco, Inc.	4,568	345,889
Hexagon AB - Class B	5,443	77,736
IDEX Corp.	1,726	384,311
Kardex Holding AG	114	25,585
KION Group AG	511	54,305
Komax Holding AG	74	17,940
Kone Oyj - B Shares	1,305	106,095
Otis Worldwide Corp.	2,821	220,969
Spirax-Sarco Engineering PLC	83	14,946
Stabilus SA	322	27,241
Zehnder Group AG	442	41,595
		1,618,898

Media - 1.2%
Cable One, Inc.	69	125,274
The EW Scripps Co. - Class A	1,184	25,113
FactSet Research Systems, Inc.	192	64,197
Informa PLC	13,949	107,590
ITV PLC	7,584	13,807
Metropole Television SA	547	11,594
Nordic Entertainment Group AB - Class B	185	8,901
ProSiebenSat.1 Media SE	962	21,615
Pushpay Holdings Ltd. (1)	9,205	11,345
Quebecor, Inc. - Class B	1,466	39,842
Sirius XM Holdings, Inc. (2)	29,795	186,219
		615,497
Metal Fabricate & Hardware - 0.3%
Helios Technologies, Inc.	219	15,560
Martinrea International, Inc.	1,665	18,745
MISUMI Group, Inc.	945	30,634
Mueller Industries, Inc.	557	25,862
Norma Group SE	459	26,391
Reliance Worldwide Corp. Ltd.	4,070	16,222
VAT Group AG	78	23,797
		157,211
Miscellaneous Manufacturers - 0.6%
Alfa Laval AB	2,273	84,673
Fabrinet (1)	219	19,642
Federal Signal Corp.	496	21,070
Hillenbrand, Inc.	518	23,621
Indutrade AB	1,641	43,323
John Bean Technologies Corp.	120	17,284
JSR Corp.	933	28,505
Stadler Rail AG	533	25,867
Sunny Optical Technology Group Co. Ltd.	1,293	32,902
		296,887
Office & Business Equipment - 0.2%
FUJIFILM Holdings Corp.	1,444	99,685
Ricoh Co. Ltd.	1,724	20,646
		120,331
Pharmaceuticals - 3.0%
Aerie Pharmaceuticals, Inc. (1)	1,252	20,395
Amneal Pharmaceuticals, Inc. - Class A (1)	2,976	16,844
Amplifon SpA	518	24,350
Bausch Health Companies, Inc. (1)	1,807	58,099
Canopy Growth Corp. (1)	832	21,661
Dexcom, Inc. (1)(2)	180	66,490
Elan Corp.	1,906	24,004
Fagron	777	17,662
Herbalife Nutrition Ltd. (1)(2)	407	21,396
Heron Therapeutics, Inc. (1)	1,766	23,435
Horizon Therapeutics PLC (1)	309	28,323

Ironwood Pharmaceuticals, Inc. (1)	2,136	24,713
Jazz Pharmaceuticals PLC (1)	148	26,363
Neurocrine Biosciences, Inc. (1)	185	17,801
Novartis AG	4,290	379,406
Novo Nordisk A/S - Class B	1,719	135,904
PRA Health Sciences, Inc. (1)	518	88,536
Richter Gedeon Nyrt	1,628	45,439
Roche Holding AG	1,116	421,825
Sarepta Therapeutics, Inc. (1)	181	13,693
Supernus Pharmaceuticals, Inc. (1)	1,154	34,447
Takeda Pharmaceutical Co. Ltd.	570	19,509
USANA Health Sciences, Inc. (1)	249	26,329
Vifor Pharma AG	132	19,278
Zogenix, Inc. (1)(2)	1,203	21,113
		1,597,015
Pipelines - 0.0% (3)
Dogan Sirketler Grubu Holding AS	79,245	27,190

Real Estate - 0.3%
Greentown Service Group Co. Ltd.	11,685	18,066
Marcus & Millichap, Inc. (1)	1,406	55,256
McGrath RentCorp	736	63,097
		136,419
Retail - 3.7%
Alimentation Couche-Tard, Inc. - Class B	5,193	189,923
Alsea SAB de CV (1)	15,500	25,556
AO World PLC (1)	5,770	21,271
B&M European Value Retail SA	1,628	13,296
Bilia AB	888	16,881
BJ’s Wholesale Club Holdings, Inc. (1)(2)	296	13,258
CP ALL PCL	35,588	69,183
Fast Retailing Co. Ltd.	123	100,469
Fielmann AG	355	28,541
Floor & Decor Holdings, Inc. (1)	704	69,210
Fnac Darty SA	352	24,569
Food & Life Companies Ltd.	550	24,506
Freshpet, Inc. (1)(2)	111	19,627
Halfords Group PLC	5,124	27,709
Home Product Center PCL	20,584	9,090
Hornbach Baumarkt AG	447	21,426
Hornbach Holding AG & Co. KGaA	185	20,631
Industria de Diseno Textil SA	7,502	291,702
Jack in the Box, Inc.	377	42,827
Kathmandu Holdings Ltd.	10,832	12,408
Kura Sushi, Inc.	1,208	42,015
National Vision Holdings, Inc. (1)	390	19,371
Next PLC	336	38,865
PTG Energy PCL	14,415	8,810
Restaurant Brands International, Inc.	1,440	100,430

RH (1)	92	58,977
Ryohin Keikaku Co. Ltd.	1,197	23,064
Shake Shack, Inc. - Class A (1)	295	27,724
SM Investments Corp.	3,899	79,942
Starbucks Corp.	4,542	517,243
Xiabuxiabu Catering Management China Holdings Co. Ltd.	16,687	19,737
		1,978,261
Savings & Loans - 0.4%
Brookline Bancorp, Inc.	2,342	39,486
New York Community Bancorp, Inc.	1,334	15,968
Northwest Bancshares, Inc.	4,529	64,131
Pacific Premier Bancorp, Inc.	386	17,744
Provident Financial Services, Inc.	2,554	64,514
Sterling Bancorp	1,109	29,544
		231,387
Semiconductors - 6.6%
Amkor Technology, Inc.	601	12,681
ams AG	829	16,321
ASM International NV	74	23,104
ASML Holding NV	730	491,131
BE Semiconductor Industries NV	185	14,824
Brooks Automation, Inc.	165	16,845
Cirrus Logic, Inc. (1)	222	17,332
Cree, Inc. (1)	884	88,409
Diodes, Inc. (1)	215	16,269
Entegris, Inc.	1,009	115,480
Lattice Semiconductor Corp. (1)(2)	333	17,672
Maxim Integrated Products, Inc.	3,356	342,346
Melexis NV	74	7,725
NVIDIA Corp.	902	586,102
Power Integrations, Inc.	213	17,506
Qorvo, Inc. (1)	1,015	185,461
RS Technologies Co. Ltd.	399	19,664
Samsung Electronics Co. Ltd. - GDR	254	459,232
Sanken Electric Co. Ltd.	390	18,795
Semtech Corp. (1)	185	11,655
Silicon Laboratories, Inc. (1)	175	23,898
Siltronic AG	98	16,665
SOITEC (1)	81	16,369
STMicroelectronics NV	2,627	98,114
SUMCO Corp.	1,446	33,529
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,951	463,689
Teradyne, Inc.	1,231	162,923
United Microelectronics Corp. - ADR (2)	2,130	20,043
Xilinx, Inc.	1,534	194,818
		3,508,602

Software - 8.1%
1Life Healthcare, Inc. (1)	326	12,062
ACI Worldwide, Inc. (1)	634	24,257
Adobe, Inc. (1)	1,122	566,139
ANSYS, Inc. (1)	374	126,390
Atlassian Corp. PLC - Class A (1)	356	83,048
Autodesk, Inc. (1)	581	166,085
Blackbaud, Inc. (1)	237	16,754
BlackBerry Ltd. (1)	1,120	11,256
Blackline, Inc. (1)	188	19,546
Box, Inc. - Class A (1)	740	17,249
Broadridge Financial Solutions, Inc.	646	103,024
Cadence Design Systems, Inc. (1)	647	82,163
Capcom Co. Ltd.	662	21,249
CDK Global, Inc.	986	51,607
Cerence, Inc. (1)	148	14,079
Change Healthcare, Inc. (1)	1,332	31,222
CommVault Systems, Inc. (1)	335	25,517
CompuGroup Medical SE & Co. KgaA	213	17,540
Concentrix Corp. (1)	108	16,494
Coupa Software, Inc. (1)(2)	185	44,067
CSG Systems International, Inc.	967	42,587
The Descartes Systems Group, Inc. (1)	333	19,478
DocuSign, Inc. (1)	388	78,229
Elastic NV (1)(2)	169	19,977
HUB24 Ltd.	481	9,949
Intuit, Inc.	784	344,247
J2 Global, Inc. (1)	242	30,136
Koei Tecmo Holdings Co. Ltd.	388	18,254
Konami Holdings Corp.	405	26,220
Manhattan Associates, Inc. (1)	229	31,139
MongoDB, Inc. (1)(2)	75	21,895
MSCI, Inc.	189	88,477
New Relic, Inc. (1)	236	14,792
NextGen Healthcare, Inc. (1)	2,315	38,012
Nuance Communications, Inc. (1)	545	28,830
Paychex, Inc.	3,218	325,468
Pharmagest Interactive	223	24,693
Progress Software Corp.	1,065	47,467
PROS Holdings, Inc. (1)	681	30,216
Roper Technologies, Inc.	562	252,906
The Sage Group PLC	4,854	45,189
Sailpoint Technologies Holdings, Inc. (1)	575	26,755
salesforce.com, Inc. (1)	1,729	411,675
SAP SE	2,040	286,075
Sapiens International Corp. NV	1,652	47,429
SimCorp A/S	114	15,443
SolarWinds Corp. (1)	1,255	20,770
Splunk, Inc. (1)	655	79,386

SPS Commerce, Inc. (1)	259	24,310
Square Enix Holdings Co. Ltd.	185	9,942
Synopsys, Inc. (1)	681	173,206
TeamViewer AG (1)	641	25,119
TechMatrix Corp.	1,357	21,865
Teradata Corp. (1)	394	18,861
Tinexta Spa	1,153	38,877
Tyler Technologies, Inc. (1)	210	84,664
Verint Systems, Inc. (1)(2)	781	36,012
		4,308,298
Telecommunications - 4.5%
1&1 Drillisch AG	450	14,329
Advanced Info Service PCL	11,036	59,683
Ascom Holding AG	2,002	33,587
ATN International, Inc.	370	17,490
Ciena Corp. (1)(2)	444	23,474
InterDigital, Inc.	154	12,440
Intouch Holdings PCL	4,557	9,333
Iridium Communications, Inc. (1)	444	16,965
Juniper Networks, Inc.	1,718	45,235
KDDI Corp.	7,091	241,729
Mobile TeleSystems PJSC - ADR	5,981	54,547
MTN Group	11,841	87,075
NETGEAR, Inc. (1)	686	26,672
NetLink NBN Trust	30,155	21,764
Nippon Telegraph & Telephone Corp.	13,228	357,237
Orange Belgium SA	1,044	24,494
PLDT, Inc.	441	12,179
Singapore Telecommunications Ltd.	116,524	213,111
SoftBank Corp.	11,567	148,565
SoftBank Group Corp.	2,996	228,511
Spark New Zealand Ltd.	5,212	16,985
Swisscom AG	323	182,592
Tele2 AB - Class B	3,905	53,119
Telenor ASA	8,952	155,991
Telia Co AB	32,090	142,291
Telkom Indonesia Persero Tbk PT	305,551	69,944
Tower Bersama Infrastructure Tbk PT	68,170	11,405
True Corp. PCL	75,702	7,607
Viavi Solutions, Inc. (1)(2)	962	16,864
Vonage Holdings Corp. (1)	925	12,746
Xiaomi Corp. - Class B (1)	29,881	110,107
		2,428,071
Toys, Games & Hobbies - 0.3%
Games Workshop Group PLC	37	6,264
Hasbro, Inc.	1,495	143,475
		149,739

Transportation - 2.5%
BTS Group Holdings PCL	75,485	21,740
Deutsche Post AG	4,863	330,254
East Japan Railway Co.	7,157	506,636
Forward Air Corp.	259	25,094
Freightways Ltd.	1,970	16,482
Hankyu Hanshin Holdings, Inc.	1,931	60,665
Heartland Express, Inc.	1,147	20,818
Keisei Electric Railway Co. Ltd.	852	27,193
Kyushu Railway Co.	1,271	29,263
Matson, Inc.	185	11,960
Nagoya Railroad Co. Ltd.	1,451	28,327
Nippon Express Co. Ltd.	434	35,162
Odakyu Electric Railway Co. Ltd.	1,899	50,041
Seibu Holdings, Inc.	2,144	24,720
TFI International, Inc.	373	35,756
Tobu Railway Co. Ltd.	1,477	37,981
Tokyu Corp.	3,609	48,536
Wallenius Wilhelmsen ASA (1)	6,230	24,858
		1,335,486
Trucking & Leasing - 0.0% (3)
GATX Corp.	111	10,951

Water - 0.3%
Severn Trent PLC	2,598	90,359
United Utilities Group PLC	6,927	96,604
		186,963
Total Common Stocks
(Cost $50,966,667)		53,000,329

Preferred Stocks - 0.5%
Banks - 0.5%
Banco Bradesco SA - ADR	36,821	187,051
Banco Davivienda SA	2,702	21,036
Bancolombia SA - ADR	686	20,594
Grupo Aval Acciones y Valores SA	155,919	44,776
		273,457
Total Preferred Stocks
(Cost $261,519)		273,457

Short-Term Investments - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 0.026% (4)	266,506	266,506
Total Short-Term Investments
(Cost $266,506)		266,506

Investments Purchased With Collateral From Securities Lending - 6.4%
Mount Vernon Liquid Assets Portfolio, LLC, 0.090% (4)	3,428,849	3,428,849
Total Investments Purchased With Collateral From Securities Lending
(Cost $3,428,849)		3,428,849

Total Investments in Securities - 106.6%
(Cost $54,923,541)		56,969,141
Liabilities in Excess of Other Assets - (6.6)%		(3,537,580)
Total Net Assets - 100.0%		$53,431,561

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of May 31, 2021. Total loaned securities had a value of $3,361,500 or 6.3% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	Does not round to 0.1% or (0.1)%, as applicable.
(4)	The rate shown is the annualized seven-day effective yield as of May 31, 2021.

Summary of Fair Value Exposure at May 31, 2021 (Unaudited)

The Adasina Social Justice All Cap Global ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2021:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$53,000,329	$–	$–	$53,000,329
Preferred Stocks (1)	–	273,457	–	–	273,457
Short-Term Investments	–	266,506	–	–	266,506
Investments Purchased With Collateral From Securities Lending (2)	3,428,849	–	–	–	3,428,849
Total Investments in Securities	$3,428,849	$53,540,292	$–	$–	$56,969,141

(1) See Schedule of Investments for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.